Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding as of December 31, 2025	366,839	$15.2	$3,716,928	8.71
Granted	401,996	$25.4	$-	-
Exercised during period	-	$-	-	-
Forfeited	532	$25.8	$-	-
Expired	644	$23	-	-
Outstanding as of June 30, 2026	767,659	$20.4	$1,186,016	9.01

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding as of December 31, 2024	251,407	$11.4	$3,737,966	9.30
Granted	118,641	$23.4	$-	-
Exercised during period	45	$8.4	-	-
Forfeited	810	$19.4	$-	-
Expired	2,354	$27	-	-
Outstanding as of December 31, 2025	366,839	$15.2	$3,716,928	8.71

Schedule of Stock Options Valuation Assumptions

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2025	2024
Expected term of options (years)	5.00-6.65	5.00-6.12
Expected volatility (%)	39.57-45.07	45.09-45.81
Risk-free interest rate (%)	3.86	4.57
Expected dividend yield (%)	—	—

Schedule of Stock Based Compensation Expenses

Total stock-based compensation expense for the three and six months ended June 30, 2026 and 2025 was as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Cost of sales	$4	$5	$19	$9
Research and development	35	23	68	59
Sales and marketing	11	-	18	16
General and administrative	314	252	462	278
Total stock-based compensation expense	$364	$280	$567	$362

Total stock-based compensation expense for years ended December 31, 2025 and 2024 was as follows (in thousands):

	Years Ended December 31,
	2025	2024
Cost of sales	16	4
Research and development	100	153
Sales and marketing	22	115
General and administrative	477	689
Total stock-based compensation expense	615	961